Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
Statement of cash flows [abstract]
Disclosure of supplementary cash flow information
Supplementary disclosure of cash flow information is provided in the table below:

Non-cash (credits) charges:

	2022	2021
	$	$

Depreciation and depletion	383,852	378,892
Share-based payments (Note 12)	24,676	22,571
(Reversal of impairment) impairment of long-lived assets (Note 8)	(909)	5,905
Net losses (gains) on sale of mineral properties (Note 8)	2,804	(22,463)
Share of net income of associates (Note 8)	(10,183)	(17,543)
Write-down of mineral property interests (Note 8)	12,366	1,055
Non-cash interest and financing expense	10,842	11,798
Unrealized losses (gains) on derivative instruments (Note 14)	10,442	(12,884)
Deferred income tax recovery (Note 16)	(3,917)	(5,267)
Other	(4,029)	7,492
	425,944	369,556

Changes in non-cash working capital:

	2022	2021
	$	$

Accounts receivable and prepaids	(3,915)	568
Value-added and other tax receivables	3,402	(48,820)
Inventories	(50,273)	(24,042)
Accounts payable and accrued liabilities	1,188	12,078
Current income and other taxes payable	994	(44,399)
	(48,604)	(104,615)

Other exploration and development:

	2022	2021
	$	$

Fekola Mine, exploration	(15,214)	(13,014)
Masbate Mine, exploration	(4,759)	(5,013)
Otjikoto Mine, exploration	(3,476)	(4,424)
Menankoto Property, exploration	(8,166)	(4,942)
Bantako North Property, exploration	(8,608)	(9,057)
Finland Properties, exploration	(9,962)	(3,527)
Uzbekistan Properties, exploration	(4,072)	(4,456)
Kiaka Project, exploration	—	(4,313)
Other	(9,372)	(7,370)
	(63,629)	(56,116)
Non-cash investing and financing activities:

	2022	2021
	$	$

Change in current liabilities relating to mineral property expenditures	1,956	8,762
Interest on loan to non-controlling interest	4,116	3,746
Share-based payments, capitalized to mineral property interests	1,036	2,124
Foreign exchange gains on Fekola equipment loan facility	2,716	4,145
Shares issued on acquisition of Oklo Resources Limited (Note 8)	35,658	—
Share consideration received on sale of Ondundu Property (Note 8)	6,955	—
Deferred consideration on sale of Ondundu Property (Note 8)	3,850	—
Deferred consideration on disposal of Kiaka Project (Note 8)	—	41,239
Share consideration received on disposal of Kiaka Project (Note 8)	—	20,530
Royalty interest in Kiaka Project (Note 8)	—	18,488
Royalty interest in Toega Project (Note 8)	—	2,599
Tax guarantee receivable on disposal of Toega Project (Note 8)	—	1,858
Share consideration received on disposal of Kronk (Note 8)	—	4,741
Change in accrued distributions to non-controlling interests		(5,033)